Other Short-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 05, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Oryon Technologies LLC	Dec. 31, 2012 Promissory Notes	Dec. 05, 2012 Promissory Notes	Dec. 31, 2011 Warrant	Dec. 31, 2012 Private Placement Warrant	Dec. 31, 2011 Private Placement Warrant
Subsidiary, Sale of Stock [Line Items]
Interest accrued percentage					10.00%
Accounts payable	$ 187,047				$ 324,027	$ 287,145
Documented promissory note		211,418
Current portion, promissory notes payable							37,500
Promissory note, beginning date								Oct. 01, 2012
Description of promissory note interest rate							Promissory note bears interest at WSJPrime plus one percent
Promisory note, maturity date							Sep. 30, 2016
Promissory notes issued			200,000	200,000	325,000
Common stock exercise price	$ 0.50				$ 0.50					$ 0.50
Stock transaction period	5 years				5 years
Common stock issued	1,450,000								2	800,000	650,000
Total short term notes			$ 725,000	$ 525,000